Financial risk management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Financial Risk Management
Schedule of foreign currency conversion rate

The following table outlines the currency exchange rates that were used in creating the financial statements:

	September 30, 2024	December 31, 2023
Malaysian Ringgit to US dollar
- Closing rate	0.2427	0.2179

	September 30, 2024	September 30, 2023
Malaysian Ringgit to US dollar
- Average rate	0.2158	0.2217

The foreign currency conversion rate used in this combined and consolidated financial statement are as follows:

	2023	2022
Malaysian Ringgit to US dollar
- Closing rate	0.2179	0.2273

- Average rate	0.2192	0.2274

Schedule of carrying amounts of financial instruments exposed to interest rate risk

The carrying amounts of the Group’s financial instruments that are exposed to interest rate risk are as follow:

	2023	2022
	Floating rate	Floating rate
	USD	USD
Financial assets
Fixed deposits with financial institutions	681,313	859,902

Schedule of Information About the Exposure to Credit Risk

	2023			2022
	Gross carrying amount	Loss allowance	Net balance	Gross carrying amount	Loss allowance	Net balance
	USD	USD	USD	USD	USD	USD
Current (not past due)	1,551,194	-	1,551,194	1,577,177	-	1,577,177
1-30 days past due	201,811	-	201,811	158,945	-	158,945
31-60 days past due	33,813	-	33,813	3,691	-	3,691
61-90 days past due	11,505	-	11,505	6,280	-	6,280
More than 90 days past due	13,303	-	13,303	48	-	48
	1,811,626	-	1,811,626	1,746,141	-	1,746,141

Schedule of maturity profile of the group’s financial liabilities

	On demand or within one year	One to two years	Two to three years	Total
	USD	USD	USD	USD
2023

Trade payables	411,066	-	-	411,066
Other payables	381,131	-	-	381,131
Accruals	58,184	-	-	58,184
Client’s funds held in trust	607,591	-	-	607,591
Lease liabilities	29,945	66,596	7,018	103,559

27.	Financial risk management (continued)

27.4	Liquidity Risk (continued)

	On demand or within one year	One to two years	Two to three years	Total
	USD	USD	USD	USD
2022
Trade payables	471,266	-	-	471,266
Other payables	1,063,903	-	-	1,063,903
Accruals	33,986	-	-	33,986
Client’s funds held in trust	350,459	-	-	350,459